Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") (Tables)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") [Abstract]
Detailed Activities Of Accumulated Other Comprehensive Income

AOCI - Rollforward (Thousands of dollars)
	Defined Benefit Plans (Note 10)			FSIRS (Note 13)			AOCI
	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After-Tax
Beginning Balance AOCI December 31, 2010	$(31,304)	$11,896	$(19,408)	$(18,349)	$6,973	$(11,376)	$(30,784)
Current period other comprehensive income (loss)	(13,125)	4,987	(8,138)	(16,789)	6,380	(10,409)	(18,547)

Ending Balance AOCI December 31, 2011	$(44,429)	$16,883	$(27,546)	$(35,138)	$13,353	$(21,785)	$(49,331)

Schedule Of Related Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)

	2011			2010			2009
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
(Thousands of dollars)
Defined benefit pension plans:
Net actuarial gain/(loss)	$(135,492)	$51,487	$(84,005)	$(9,058)	$3,442	$(5,616)	$(26,448)	$10,050	$(16,398)
Amortization of prior service credit	—	—	—	—	—	—	(2)	1	(1)
Amortization of transition obligation	867	(330)	537	867	(329)	538	867	(329)	538
Amortization of net loss	15,569	(5,916)	9,653	12,122	(4,606)	7,516	5,596	(2,126)	3,470
Regulatory adjustment	105,931	(40,254)	65,677	652	(248)	404	15,431	(5,864)	9,567

Pension plans other comprehensive income (loss)	(13,125)	4,987	(8,138)	4,583	(1,741)	2,842	(4,556)	1,732	(2,824)
FSIRS (designated hedging activities):
Unrealized/realized loss	(17,958)	6,824	(11,134)	(18,446)	7,010	(11,436)	—	—	—
Amounts reclassified into net income	1,169	(444)	725	97	(37)	60	—	—	—

FSIRS other comprehensive income (loss)	(16,789)	6,380	(10,409)	(18,349)	6,973	(11,376)	—	—	—

Total other comprehensive income (loss)	$(29,914)	$11,367	$(18,547)	$(13,766)	$5,232	$(8,534)	$(4,556)	$1,732	$(2,824)

Schedule Of Estimated Amounts Amortized From Accumulated Other Comprehensive Income Or Regulatory Assets Into Net Periodic Benefit Cost

Retirement plan net actuarial loss	$24,000
SERP net actuarial loss	700
PBOP net actuarial loss	1,000
PBOP transition obligation	870